Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document Informations [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Trading Symbol	APWC
Entity Registrant Name	ASIA PACIFIC WIRE & CABLE CORP LTD
Entity Central Index Key	0001026980
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Title of 12(b) Security	Common Shares, par value 0.01 per share
Security Exchange Name	NASDAQ
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	13,819,669
Entity Incorporation, State or Country Code	D0
Entity Address, Address Line One	15/Fl. B, No. 77, Sec. 2
Entity Address, Address Line Two	Dunhua South Road
Entity Address, City or Town	Taipei
Entity Address, Postal Zip Code	106
Entity Address, Country	TW
Entity File Number	1-14542
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Business Contact [Member]
Document Informations [Line Items]
Entity Address, Address Line One	15/Fl. B, No. 77, Sec. 2
Entity Address, Address Line Two	Dunhua South Road
Entity Address, City or Town	Taipei
Entity Address, Postal Zip Code	106
Entity Address, Country	TW
Contact Personnel Name	Ivan Hsia
City Area Code	886
Local Phone Number	2-27122558
Contact Personnel Email Address	ivan.hsia@apwcc.com